[Invesco Letterhead]

11 Greenway Plaza

Suite 100

Houston, Texas 77016-7173

January 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)

File Nos. 002-85905/811-03826

Ladies and Gentlemen:

On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing a combined information statement/prospectus and related statement of additional information (“SAI”) to accomplish the following:

•

The title of the securities being registered are Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of beneficial interest, without par value, of the Invesco American Value Fund and Invesco Dividend Income Fund, each a series of the Registrant; and

•

The title of the securities being registered are Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Small Cap Value Fund, a series of the Registrant; and

•	The title of the securities being registered are Class A, Class C and Class Y shares of beneficial interest, without par value, of the Invesco Technology Fund, a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 24, 2020. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Growth Series (Invesco Growth Series), AIM International Mutual Funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), Invesco

Management Trust and AIM Investment Securities Funds (Invesco Investment Securities Funds) have each filed a registration statement on Form N-14 which contains the same combined information statement/prospectus and SAI.

In addition, the Registrant has also filed a separate registration statement on Form N-14 that contains an additional proxy statement/prospectus and SAI relating to a separate reorganization that requires shareholder approval.

Please contact Kenneth L. Greenberg, Esq. of Stradley Ronon at (215) 564-8149 with respect to this Form N-14 or in his absence, contact me at (212) 652-4208.

Very truly yours,

/s/ Taylor V. Edwards
Taylor V. Edwards, Esq.
Associate General Counsel

cc:	Jaea Hahn